John Hancock International High Dividend ETF Investment Strategy - John Hancock International High Dividend ETF	Apr. 30, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal investment strategies
Strategy Narrative [Text Block]	The fund is an exchange-traded fund (ETF), which is a fund that trades like other publicly-traded securities. The fund is not an index fund. The fund is actively managed and does not seek to replicate the performance of a specified index. Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in dividend-paying large- and mid-cap equity securities of non-U.S. developed market companies. These dividend-paying large- and mid-cap equity securities are incorporated in, or have their primary listing exchange in, developed markets, excluding the U.S. The manager will consider, but is not limited to, MSCI market classifications in determining whether a country is a developed market country. Dividend-paying non-U.S. developed market equity securities in which the fund may invest include common and preferred stocks, convertible securities, rights, warrants, and real estate investment trusts (“REITs”) (or their local equivalents). The fund considers the large- and mid-cap non-U.S. developed market equity universe to be those non-U.S. equity securities in the top 85% of the free-float adjusted market capitalization within each developed market country. The selection and weighting of the securities in the fund will be based on a proprietary systematic approach. According to this proprietary systematic approach, the initial investment universe will first be screened for securities that have high and persistent dividends or dividends that are expected to grow over time. Following this screening, the portfolio is then optimized. During the optimization process, security factors and portfolio factors are evaluated to optimize weights. Elements of this proprietary systematic approach are subject to change over time. While the fund manages risk by investing in securities across a broad range of industries and market sectors, the fund may at times focus its investments in a particular sector or sectors of the non-U.S. equity markets.